Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 7,012	£ 8,194	£ 3,065
Tax expense (income) at applicable tax rate	1,332	1,557	582
Tax effect of foreign tax rates	167	277	188
Recurring items:
Non-creditable taxes including withholding taxes	126	134	109
Banking surcharge and other items	101	83	6
Non-deductible expenses	51	80	48
Impact of UK bank levy being non-deductible	33	32	57
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	17	25	25
Tax adjustments in respect of share-based payments	13	(5)	26
Non-taxable gains and income	(135)	(198)	(185)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(146)	(140)	(123)
Tax relief on payments made under AT1 instruments	(172)	(149)	(165)
Adjustments in respect of prior years	(241)	73	179
Tax relief on holdings of inflation-linked government bonds	(556)	(169)	(23)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	346	(462)	(118)
Non-deductible provisions for investigations and litigation	93	0	5
Non-deductible provisions for UK customer redress	10	0	(7)
Tax charge	£ 1,039	£ 1,138	£ 604
Tax, percentage
Applicable tax rate	19.00%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	2.40%	3.40%	6.10%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	1.80%	1.60%	3.50%
Banking surcharge and other items, percentage	1.40%	1.00%	0.20%
Non-deductible expenses, percentage	0.70%	1.00%	1.60%
Impact of UK bank levy being non-deductible, percentage	0.50%	0.40%	1.90%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.20%	0.30%	0.80%
Tax adjustments in respect of share-based payments, percentage	0.20%	(0.10%)	0.80%
Non-taxable gains and income, percentage	(1.90%)	(2.40%)	(6.00%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(2.10%)	(1.70%)	(4.00%)
Tax relief on payments made under AT1 instruments, percentage	(2.40%)	(1.80%)	(5.40%)
Adjustments in respect of prior years, percentage	(3.40%)	0.90%	5.80%
Tax relief of holdings of inflation linked government bonds, percentage	(0.079)	(0.021)	(0.008)
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	4.90%	(5.60%)	(3.80%)
Non-deductible provisions for investigations and litigation, percentage	1.30%	0.00%	0.20%
Non-deductible provisions for UK customer redress, percentage	0.10%	0.00%	(0.20%)
Total tax charge, percentage	14.80%	13.90%	19.70%
UK banking surcharge rate	8.00%	8.00%	8.00%
Weighted average
Tax, percentage
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	21.40%	22.40%	25.10%